UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Dividend Achievers Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Strategic Dividend Achievers Trust,
               40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Strategic Dividend Achievers™ Trust (BDT)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—98.2%
		Common Stocks—98.2%
		Automotive—3.5%
182,400		Genuine Parts Co.	$8,678,592
75,300		Harsco Corp.	3,965,298
95,000		Superior Industries Intl., Inc.	1,757,500
		Total Automotive	14,401,390
		Basic Materials—2.0%
172,000		RPM Intl., Inc.	4,043,720
108,600		Sonoco Products Co.	3,982,362
		Total Basic Materials	8,026,082
		Building & Development—2.8%
111,500		ABM Industries, Inc.	2,805,340
312,600		Masco Corp.	8,505,846
		Total Building & Development	11,311,186
		Consumer Products—13.1%
152,000		Avery Dennison Corp.	9,323,680
162,600		La-Z-Boy, Inc.	1,627,626
51,600		Lancaster Colony Corp.	1,997,952
123,450		Meridian Bioscience, Inc.	2,756,638
76,800		Polaris Industries, Inc.	3,790,848
129,000		Sherwin-Williams Co. (The)	8,990,010
69,800		Stanley Works (The)	3,862,034
195,500		SUPERVALU, INC.	8,146,485
65,900		Universal Corp.	3,638,339
103,300		VF Corp.	8,862,107
		Total Consumer Products	52,995,719
		Energy—18.3%
50,400		American States Water Co.	1,859,256
216,500		Aqua America, Inc.	4,737,020
174,200		Atmos Energy Corp.	4,889,794
59,600		Black Hills Corp.	2,223,080
66,000		California Water Service Group	2,442,000
195,400		Consolidated Edison, Inc.	8,535,072
97,900		Integrys Energy Group, Inc.	4,845,071
146,000		MDU Resources Group, Inc.	3,979,960
85,200		MGE Energy, Inc.	2,556,852
100,600		National Fuel Gas Co.	4,361,010
47,000		New Jersey Resources Corp.	2,209,000
99,500		Otter Tail Corp.	2,931,270
166,500		Peidmont Natural Gas Co.	3,861,135
106,700		Pinnacle West Capital Corp.	3,999,116
181,400		Progress Energy, Inc.	7,919,924
151,200		UGI Corp.	3,902,472
182,200		Vectren Corp.	4,549,534
149,000		WGL Holdings, Inc.	4,461,060
		Total Energy	74,262,626
		Financial Institutions—33.2%
73,900		Alfa Corp.	1,308,769
115,500		Arthur J. Gallagher & Co.	3,185,490
140,800		Associated Banc-Corp	4,046,592
138,300		Astoria Financial Corp.	3,256,965
180,473		BancorpSouth, Inc.	4,214,045
64,500		Bank of Hawaii Corp.	3,097,290
55,679		Chemical Financial Corp.	1,212,689
190,842		Cincinnati Financial Corp.	7,481,006
151,100		Comerica, Inc.	7,956,926
101,200		Commerce Group, Inc.	2,907,476
105,000		Community Bank System, Inc.	1,888,950
129,300		Compass Bancshares, Inc.	8,957,904
41,940		Erie Indemnity Co., Class A	2,165,782
84,400		First Charter Corp.	1,555,492
186,000		First Commonwealth Financial Corp.	1,763,280
61,000		First Financial Holdings, Inc.	1,650,660
174,400		FirstMerit Corp.	3,196,752
140,000		FNB Corp.	2,101,400
244,125		Fulton Financial Corp.	3,227,332
76,656		Harleysville Group, Inc.	2,147,135
43,348		Harleysville National Corp.	638,949
77,400		M&T Bank Corp.	8,226,846
196,400		Marshall & Ilsley Corp.	8,093,644
73,600		Mercury General Corp.	3,811,008
204,045		Old National Bancorp	2,938,248
211,000		Old Republic Intl. Corp.	3,873,960
38,805		Park National Corp.	3,083,057
243,200		People's United Financial, Inc.	3,920,384
11,105		Popular, Inc.	146,475
59,800		S&T Bancorp, Inc.	1,858,584
96,600		Sterling Bancorp	1,405,530
78,900		Susquehanna Bancshares, Inc.	1,364,970
285,400		Synovus Financial Corp.	7,979,784
150,000		TCF Financial Corp.	3,688,500
98,400		United Bankshares, Inc.	2,740,440
183,886		Valley National Bancorp	3,892,867
161,810		Washington Federal, Inc.	3,645,579
68,400		WesBanco, Inc.	1,508,220
112,200		Wilmington Trust Corp.	4,369,068
		Total Financial Institutions	134,508,048
		Health Care—1.0%
64,000		Hillenbrand Industries, Inc.	4,034,560
		Industrials—7.6%
146,500		Bemis Co., Inc.	4,317,355
193,300		Leggett & Platt, Inc.	4,007,109
162,000		LSI Industries, Inc.	2,700,540
74,600		McGrath RentCorp	2,232,032
97,600		Vulcan Materials Co.	9,342,272
92,000		W.W. Grainger, Inc.	8,037,120
		Total Industrials	30,636,428
		Media—3.0%
165,100		Gannet Co., Inc.	8,238,490
169,800		New York Times Co. (The)	3,881,628
		Total Media	12,120,118
		Real Estate Investment Trusts—9.5%
94,000		CBL & Associates Properties, Inc.	2,997,660
67,000		Colonial Properties Trust	2,317,530
91,000		Duke Realty Corp.	2,974,790
44,400		EastGroup Properties, Inc.	1,831,056
97,300		Health Care Property Investors, Inc.	2,650,452
63,600		Healthcare Realty Trust, Inc.	1,476,792
132,000		Lexington Realty Trust	2,490,840
71,500		Liberty Property Trust	2,681,965
148,200		National Retail Properties, Inc.	3,210,012
122,700		Realty Income Corp.	2,879,769
86,500		Sun Communities, Inc.	2,354,530
120,800		United Dominion Realty Trust, Inc.	2,789,272
89,200		Universal Health Realty Income Trust	2,609,100
70,500		Washington Real Estate Investment Trust	2,103,720
81,150		Weingarten Realty Investors	2,970,902
		Total Real Estate Investment Trusts	38,338,390
		Technology—4.2%
222,800		Linear Technology Corp.	7,942,820
197,700		Pitney Bowes, Inc.	9,113,970
		Total Technology	17,056,790
		Total Long-Term Investments (cost $367,348,530)	397,691,337
		SHORT-TERM INVESTMENTS—3.8%
		Money Market Fund—2.1%
8,306,782	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.99%	8,306,782

1

BlackRock Strategic Dividend Achievers™ Trust (BDT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount		Description	Value
		U.S. Government and Agency Discount Notes—1.7%
$7,000,000	[2]	Federal Home Loan Bank Disc. Notes, 5.09%, 8/01/07	$7,000,000
		Total Short-Term Investments (cost $15,306,782)	15,306,782
Total Investments — 102.0% (cost $382,655,3123)			$412,998,119
Liabilities in excess of other assets—(2.0)%			(8,215,110)
Net Assets—100.0%			$404,783,009

__________

[1]	Represents current yield as of July 31, 2007.

[2]	Rate shown is the yield to maturity as of the date of purchase.

[3]

Cost for federal income tax purposes is $381,814,353. The net unrealized appreciation on a tax basis is $31,183,766, consisting of $49,853,865 gross unrealized appreciation and $18,670,099 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

2

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Dividend Achievers Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Strategic Dividend Achievers Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito, President (principal executive officer) of BlackRock Strategic Dividend Achievers Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke, Treasurer (principal financial officer) of BlackRock Strategic Dividend Achievers Trust

Date: September 20, 2007